UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21037

Name of Fund:  BlackRock New York Municipal Bond Trust (BQH)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 133.6%
Corporate — 7.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$100	$108,937
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT (b):
7.63%, 8/01/25	750	766,140
7.75%, 8/01/31	1,000	1,021,730
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	690	762,560
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	109,265
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	250	317,198
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	375	380,580

		3,466,410
County/City/Special District/School District — 39.2%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	540,125
Series D, 5.38%, 6/01/32	15	15,062
Series G-1, 6.25%, 12/15/31	5	5,699
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	245	296,205
Sub-Series G-1, 6.25%, 12/15/18 (c)	245	278,060
Sub-Series G-1, 5.00%, 4/01/29	250	296,393
Sub-Series I-1, 5.38%, 4/01/19 (c)	80	89,872
Sub-Series I-1, 5.38%, 4/01/36	370	415,799
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	455	580,917
Series J, 5.00%, 8/01/32	1,620	1,960,022

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	$1,000	$1,188,960
5.00%, 11/15/45	670	792,918
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/41 (d)	4,155	1,688,467
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (d)	2,000	749,540
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	500	194,945
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	950	329,013
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	112,932
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	325	330,544
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	175	177,793
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	175	176,367
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	200	240,480
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	121,168
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/35	100	120,466
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	650	665,951
(AGM), 5.00%, 2/15/47	750	771,585
(NPFGC), 4.50%, 2/15/47	790	809,394
(NPFGC), 5.00%, 2/15/47	465	476,411
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,350	1,551,771

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$285	$320,534
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	120	134,386
4 World Trade Center Project, 5.00%, 11/15/31	750	883,995
4 World Trade Center Project, 5.75%, 11/15/51	340	406,946
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	320	353,706
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	550	623,342
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	520	585,458

		18,285,226
Education — 32.5%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	140	150,620
Build NYC Resource Corp., Refunding RB:
5.00%, 6/01/32	450	532,998
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	289,370
New York Law School Project, 5.00%, 7/01/41	130	149,178
New York Law School Project, 4.00%, 7/01/45	185	193,393
Packer Collegiate Institute Project, 5.00%, 6/01/40	310	358,056
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	250	275,100
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	110	129,659
Carnegie Hall, 4.75%, 12/01/39	400	445,312

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of Niagara Falls New York, GO, Refunding (BAM), 3.00%, 5/15/32	$165	$166,594
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	610	691,447
Series B, 4.00%, 8/01/35	110	119,264
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	250	280,955
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/39	60	65,524
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A:
5.00%, 7/01/31	500	573,720
5.00%, 7/01/41	500	573,720
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	120	139,362
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	200	216,344
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	115,919
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	160	187,040
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	351,867
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	245	322,670
New York University, Series B, 5.00%, 7/01/42	500	583,945
Series B, 5.75%, 3/15/36	300	340,764

2	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	$150	$166,265
Teachers College, Series B, 5.00%, 7/01/42	750	873,120
Touro College & University System, Series A, 5.25%, 1/01/34	250	277,035
Touro College & University System, Series A, 5.50%, 1/01/39	500	556,090
University of Rochester, Series A, 5.13%, 7/01/39	215	240,572
University of Rochester, Series A, 5.75%, 7/01/39	175	198,091
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	100	119,930
Brooklyn Law School, 5.75%, 7/01/33	125	139,485
Cornell University, Series A, 5.00%, 7/01/40	150	171,809
Fordham University, 5.00%, 7/01/44	340	395,369
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	400	474,368
New York University, Series A, 5.00%, 7/01/37	445	527,543
New York University, Series A, 5.00%, 7/01/42	1,750	2,026,465
Skidmore College, Series A, 5.00%, 7/01/28	250	287,970
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	350	427,487
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	350	422,716
State University Dormitory Facilities, Series B, 3.50%, 7/01/34	100	105,004
Teachers College, 5.50%, 3/01/39	350	389,298

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/34	$105	$123,940

		15,175,378
Health — 16.9%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	592,350
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 7/01/30	350	402,920
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	140	140,165
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	370	417,600
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	321,923
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	200	210,654
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	80	92,276
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	260	262,769
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,030	1,164,775
Series B, 6.00%, 11/01/20 (c)	175	211,640
Series B, 6.00%, 11/01/30	25	28,911

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 1/01/34	$500	$557,115
State of New York Dormitory Authority, RB:
Mental Health Services (AGM), 5.00%, 8/15/18 (c)	5	5,460
Mental Health Services (AGM), 5.00%, 2/15/22	330	360,400
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	211,980
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (c)	220	261,125
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/19 (c)	500	569,340
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	310,932
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	358,911
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,153,990
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	250	277,268

		7,912,504
Housing — 4.7%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	735	873,320
5.00%, 7/01/33	250	290,337
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	531,620

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	$500	$504,770

		2,200,047
State — 4.0%
State of New York, GO, Series A, 5.00%, 2/15/39	250	277,378
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	80	95,667
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	1,000	1,190,460
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	250	301,042

		1,864,547
Tobacco — 1.0%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	200	210,946
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	75	76,754
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	170	195,075

		482,775
Transportation — 20.4%
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/18 (c)	45	50,251
Series C, 6.50%, 11/15/18 (c)	525	596,311
Series C, 6.50%, 11/15/28	175	199,297
Series D, 5.25%, 11/15/41	1,000	1,184,210
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.63%, 11/15/18 (c)	205	228,817
Series D, 5.25%, 11/15/30	250	307,985
Series D, 5.25%, 11/15/31	250	307,765
Series D, 5.25%, 11/15/32	170	208,619

4	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued):
Series F, 5.00%, 11/15/30	$500	$597,945
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A, AMT (e):
4.00%, 7/01/46	100	102,852
5.25%, 1/01/50	1,000	1,139,620
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	586,130
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	179,466
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	500	506,640
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	150	153,270
Consolidated, 189th Series, 5.00%, 5/01/45	575	685,193
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	316,707
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	490	587,495
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/37	440	510,915
General, Series I, 5.00%, 1/01/42	140	162,564
Series J, 5.00%, 1/01/41	250	287,705
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	140	168,265
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (d)	170	105,869

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
General, Series A, 5.25%, 11/15/45	$275	$334,848

		9,508,739
Utilities — 7.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	250	299,387
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	225	257,063
Series C (CIFG), 5.25%, 9/01/29	500	638,850
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/19 (c)	100	112,719
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	708,570
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	150	156,963
Series E, 5.00%, 12/15/41	1,115	1,335,915

		3,509,467
Total Municipal Bonds in New York		62,405,093

Puerto Rico — 1.7%
Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	250	270,648
Tobacco — 1.1%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	500	498,745
Total Municipal Bonds in Puerto Rico		769,393
Total Municipal Bonds – 135.3%		63,174,486

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York — 22.3%
County/City/Special District/School District — 6.1%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	$250	$296,098
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	300	367,050
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	958,031
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	1,050	1,234,537

		2,855,716
State — 3.6%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	551,530
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	700	822,739
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	315,025

		1,689,294
Transportation — 5.4%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	750,661
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	360	438,181
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	600	704,496
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	500	604,655

		2,497,993

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
Utilities — 7.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18	$93	$102,608
5.75%, 6/15/40	312	342,774
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	990	1,158,270
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,500	1,754,536

		3,358,188
Total Municipal Bonds Transferred to Tender Option Bond Trusts – 22.3%		10,401,191
Total Long-Term Investments (Cost – $65,508,723) – 157.6%		73,575,677

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.21% (h)(i)	685,134	685,134
Total Short-Term Securities (Cost — $685,134) — 1.4%		685,134
Total Investments (Cost — $66,193,857*) — 159.0%		74,260,811
Other Assets Less Liabilities — 0.5%		253,511
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.2)%		(5,714,730)
VRDP Shares, at Liquidation Value — (47.3)%		(22,100,000)

Net Assets Applicable to Common Shares — 100.0%		$46,699,592

*	As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$60,574,392

Gross unrealized appreciation	$8,068,209
Gross unrealized depreciation	(91,981)

Net unrealized appreciation	$7,976,228

6	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	When-issued security.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $370,682.

(h)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income
BIF New York Municipal Money Fund	1,383,932	(1,383,932)	—	—	—	$139
BlackRock Liquidity Funds, MuniCash	—	685,134	685,134	$685,134	$71	—
Total			—	$685,134	$71	$139

(i)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(4)	5-Year U.S. Treasury Note	September 2016	$480,469	$(239)
(9)	10-Year U.S. Treasury Note	September 2016	$1,167,188	(366)
(3)	Long U.S. Treasury Bond	September 2016	$489,937	(942)
(2)	Ultra U.S. Treasury Bond	September 2016	$350,250	(966)
Total				$(2,513)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2016	7

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$73,575,677	—	$73,575,677
Short-Term Securities	$685,134	—	—	685,134

Total	$685,134	$73,575,677	—	$74,260,811

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(2,513)	—	—	$(2,513)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$34,350	—	—	$34,350
Liabilities:
Bank overdraft	—	$(1,039)	—	(1,039)
TOB Trust Certificates	—	(5,710,191)	—	(5,710,191)
VRDP Shares	—	(22,100,000)	—	(22,100,000)

Total	$34,350	$(27,811,230)	—	$(27,776,880)

During the period ended May 31, 2016, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2016	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:	July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date:	July 22, 2016